15005103

Nasdaq

805 King Farm Blvd
Rockville, MD 20850

Arnold Golub
Vice President
Listing Qualifications

001-36849

By Electronic Mail

February 17, 2015

CERTNAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on February 12, 2014 The Nasdaq Stock Market (the "Exchange") received from NATURAL HEALTH TRENDS CORP. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

[signature]